BASIS OF PRESENTATION - Right-of-use assets (Details)	12 Months Ended
Dec. 31, 2023
Offices | Minimum
Right-of-use assets
Estimated useful life (in years)	2 years
Offices | Maximum
Right-of-use assets
Estimated useful life (in years)	5 years
Office equipment | Minimum
Right-of-use assets
Estimated useful life (in years)	2 years
Office equipment | Maximum
Right-of-use assets
Estimated useful life (in years)	5 years